Provisions for Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Analysis of movements on provisions for liabilities
Beginning Balance		$ 206	$ 180
Net provisions made during the year		24	34
Amounts transferred to provisions in year		5	13
Utilized in the year		(34)	(23)
Foreign currency translation adjustment		(7)	2
Ending Balance		194	206
Claims, lawsuits and other proceedings
Analysis of movements on provisions for liabilities
Beginning Balance	[1]	164	152
Net provisions made during the year	[1]	19	28
Amounts transferred to provisions in year		0	0
Utilized in the year	[1]	(31)	(17)
Foreign currency translation adjustment	[1]	(4)	1
Ending Balance	[1]	148	164
Other provisions
Analysis of movements on provisions for liabilities
Beginning Balance	[2]	42	28
Net provisions made during the year	[2]	5	6
Amounts transferred to provisions in year		5	13
Utilized in the year	[2]	(3)	(6)
Foreign currency translation adjustment	[2]	(3)	1
Ending Balance	[2]	46	42
Provision for vacant property		$ 4	$ 10

[1]	The claims, lawsuits and other proceedings provision includes E&O cases which represents management’s assessment of liabilities that may arise from asserted and unasserted claims for alleged errors and omissions that arise in the ordinary course of the Group’s business. Where some of the potential liability is recoverable under the Group’s external insurance arrangements, the full assessment of the liability is included in the provision with the associated insurance recovery shown separately as an asset.
[2]	The ‘Other’ category includes amounts relating to vacant property provisions of $4 million (2013: $10 million).